Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalent	¥ 244,809		¥ 917,319	¥ 787,257	$ 37,626	$ 140,989	¥ 206,391
Accounts receivable, net	1,082,735		624,817		166,414
Inventories	384,672		312,071		59,123
Advances to suppliers	88,881		75,727		13,661
Amounts due from related parties	88,795		38,772		13,648
Prepayments and other current assets	211,992		108,495		32,583
Investment in a cost method investee	24,268		33,443		3,730
Property and equipment, net	330,924		100,892		50,862
Intangible assets	66,150		26,984		10,167
Other non-current assets	18,043		26,581		2,773
TOTAL ASSETS	2,976,035		2,368,265		457,410
Accounts payable	583,532		526,461		89,688
Accrued expenses and other current liabilities	311,936		138,841		47,944
TOTAL LIABILITIES	1,149,598		796,253		$ 176,691
Net revenues	4,148,808	$ 637,660	3,390,275	2,598,443
Operating expenses	3,892,476	598,263	3,300,209	2,589,992
Net income (loss)	209,130	32,143	85,424	22,621
Net cash provided by operating activities	(169,074)	(25,986)	13,441	2,202
Net cash provided by (used in) investing activities	(637,179)	(97,933)	(119,429)	(126,949)
Net cash provided by financing activities	167,705	$ 25,776	210,719	687,743
Shanghai Zunyi [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalent	3,554		1,736
Accounts receivable, net	124,930		15,151
Inventories	104		4,912
Advances to suppliers	369		1,084
Amounts due from related parties	67,335		28,946
Prepayments and other current assets	5,180		4,045
Investment in a cost method investee	5,464		6,750
Property and equipment, net	7		177
Intangible assets	221		83
Other non-current assets	662		791
TOTAL ASSETS	207,826		63,675
Accounts payable	4,715		1,198
Accrued expenses and other current liabilities	28,002		34,240
TOTAL LIABILITIES	32,717		35,438
Net revenues	253,551		101,244	92,983
Operating expenses	182,715		84,952	123,284
Net income (loss)	71,102		16,085	(30,301)
Net cash provided by operating activities	959		3,405	1,573
Net cash provided by (used in) investing activities	859		(6,938)	(107)
Net cash provided by financing activities				¥ 0